Income Taxes (Details) - Schedule of effective income tax rate	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
US Statutory income tax rate	21.00%	21.00%	21.00%	21.00%
Valuation allowance	(21.00%)	(21.00%)	(73.38%)	0.00%
Total			(67.53%)	18.65%